Loans Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Franchisees [Member] | Maximum [Member] | Loan agreement [Member]
Loans Receivable, Net [Line Items]
Loans receivable term	5 years	5 years
Percentage of interest rate	9.90%	9.90%
Franchisees [Member] | Minimum [Member] | Loan agreement [Member]
Loans Receivable, Net [Line Items]
Percentage of interest rate	4.70%	4.70%
Third Parties [Member]
Loans Receivable, Net [Line Items]
Recognized allowances	¥ 25,462,183	$ 3,488,304	¥ 15,396,673	¥ 161,431,671
Third Parties [Member] | Maximum [Member] | Loan agreement [Member]
Loans Receivable, Net [Line Items]
Loans receivable term	3 years	3 years
Percentage of interest rate	18.00%	18.00%
Third Parties [Member] | Minimum [Member] | Loan agreement [Member]
Loans Receivable, Net [Line Items]
Loans receivable term	1 year	1 year
Percentage of interest rate	7.90%	7.90%